CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 49,850	$ 9,341
Accounts receivable	1,385	2,841
Inventory	5,878	3,538
Prepaid expenses and deposits	1,152	1,106
Total current assets	58,265	16,826
Non-current assets:
Investments subject to significant influence	7,701	7,727
Other investments	1,802	1,196
Exploration mineral interests	73,039	32,015
Property, plant and equipment	2,523	2,385
Intangible assets	4,340	7,451
Other non-current assets	5,861	4,121
Total assets	153,531	71,721
Current liabilities:
Accounts payable and accrued liabilities	10,195	6,458
Deferred consideration payable	26,562
Loan from parent		5,756
Lease liabilities, current	342	585
Contract liability	3,484	2,425
Total current liabilities	40,583	15,224
Non-current liabilities:
Deferred income taxes	5,382	6,309
Convertible debt	78,832	0
Lease liabilities, net of current portion	55	143
Other non-current liabilities	865	1,353
Total liabilities	125,717	23,029
Commitments and contingencies
Equity:
Net parent investment		43,520
Common stock, par value $0.0001; 750,000,000 shares authorized; 63.9 million shares issued and outstanding as of December 31, 2021	6
Additional paid-in capital	75,743
Accumulated deficit	(52,314)
Accumulated other comprehensive income	(1,502)	(1,538)
Equity attributable to common stockholders	21,933	41,982
Non-controlling interests	5,881	6,710
Total equity	27,814	48,692
Total liabilities and equity	$ 153,531	$ 71,721